Convertible promissory note	12 Months Ended
Sep. 30, 2024
Convertible promissory note
Convertible promissory note

Note 10 - Convertible promissory note

On September 26, 2022, the Company completed a $6.42 million convertible promissory note (the “Note”) with an institutional investor (the “Investor”). Pursuant to the Securities Purchase Agreement, dated as of September 26, 2022, the Company issued and sold to the Investor a convertible promissory note of $6.42 million due on September 25, 2023, convertible into ordinary shares, $0.025 par value per share, at a discount of $0.42 million. Upon issuance, this convertible promissory note converts at 80% of the market price. The Company accounted for this conversion feature as a derivative liability. In connection herewith, the Company recorded a derivative liability of $3.87 million and a debt discount of $3.87 million upon issuance of this convertible promissory note. As of September 30, 2024 and 2023, the fair value of this derivative liability was nil and nil, respectively. For the years ended September 30, 2024, 2023, and 2022, the change in fair value of derivative liability of nil, $0.9 million, and $0.42 million, respectively, was recorded in other income.

The debt discount was amortized over the term of the convertible promissory note and, for the years ended September 30, 2024, 2023 and 2022, the Company recorded amortization of debt issuance cost of nil, $1.7 million and $48,160, respectively, in other expenses.

Subsequent to September 30, 2022, the Company received comments from the Staff of NASDAQ Listing Qualifications that the Note did not provide for a floor price for the possible future conversions and that a future priced security without a floor price has public interest implications pursuant to NASDAQ Listing Rule 5101 (the “Rule”); management of the Company determined that the floor price under the Note is assumed to be $0.12, which is calculated based on an 80% discount of the Nasdaq Minimum Price of $0.5785 on the date of the Company’s entry into the Agreement with the Investor; and the Company believes it to be in the best interests of the Company and the shareholders that the Company shall repay the Note in cash in the event conversions would result in the aggregate effective conversion price falling below $0.12. After the effect of the reverse stock split adjustment, the floor price of the Note is assumed to be $0.96.

For the year ended September 30, 2024 and 2023, 1,154,000 and 474,137 ordinary shares were issued for the redemption of $1.2 million and $1.1 million convertible notes, respectively. As of September 30, 2024 and 2023, the balance of the convertible promissory note, net of amortization, amounted to nil and $5.8 million, respectively.